Pension Plans And Other Post-Retirement Benefits (Schedule Of Net Periodic Benefit Cost Not Yet Recognized) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Plans [Member]
Net actuarial loss	$ 106,980	$ 83,008
Prior service cost (credit)	1,297	1,554
Total recognized in regulatory assets	108,277	84,562
Other Postretirement Benefit Plans [Member]
Net actuarial loss	21,315	15,937
Prior service cost (credit)	(977)	(923)
Transition obligation (asset)		74
Total recognized in regulatory assets	$ 20,338	$ 15,088